TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2017
Disclosure Of Related Party Explanatory [Abstract]
Disclosure Of Related Party Explanatory [text block]
30	TRANSACTIONS WITH RELATED PARTIES

a)
The Group’s consolidated financial statements at December 31, 2017 and 2016 include transactions with related companies, the Board of Directors, the Group’s key executives (defined as the Management of Credicorp) and the companies which are controlled by these individuals through their majority shareholding or their role as Chairman or CEO.

b)	The table below shows the main transactions with related parties as of December 31, 2017 and 2016:

	2017	2016
	S/000	S/000

Statement of financial situation -
Direct loans	1,468,211	1,181,648
Available-for-sale investments and trading securities	715,490	433,517
Deposits	(1,022,462)	(264,564)
Trading derivatives	(2,674)	1,074

Statement of income
Interest income related to loans – income	23,992	28,872
Interest expenses related to deposits – expense	(8,342)	(8,001)
Other income	7,247	9,098

Off balance sheet
Indirect loans	385,360	236,106

c)
All transactions with related parties are made in accordance with normal market conditions available to other customers. At December 31, 2017, direct loans to related companies are secured by collaterals, had maturities between January 2018 and July 2028 at an annual average interest rate of 6.01 percent (at December 31, 2016 they had maturities between January 2017 and September 2026 and bore an annual average interest rate of 7.15 percent). Also, at December 31, 2017 and 2016, the Group maintains an allowance for loan losses to related parties amounting to S/7.2 million and S/6.4 million, respectively.

d)
At December 31, 2017 and 2016, directors, officers and employees of the Group have been involved, directly and indirectly, in credit transactions with certain subsidiaries of the Group, as permitted by Peruvian Banking and Insurance Law Nº26702, which regulates and limits certain transactions with employees, directors and officers of a bank or an insurance company. At December 31, 2017 and 2016, direct loans to employees, directors, key management and family members amounted to S/957.2 million and S/1,015.9 million, respectively; they are repaid monthly and earn interest at market rates.

e)	The Group’s key executives’ compensation (including the related income taxes assumed by the Group) as of December 31, 2017, 2016 and 2015 was as follows:

	2017	2016	2015
	S/000	S/000	S/000

Remunerations	41,211	43,177	37,255
Director’s fees	7,105	7,351	6,692
Total	48,316	50,528	43,947

Additionally, approximately S/32.1 million of stock awards vested at December 31, 2017 (S/30.1 million and S/22.3 million at December 31, 2016 and 2015, respectively). The related income tax is assumed by the Group.

f)
At December 31, 2017 and 2016 the Group holds interests in various mutual funds and hedge funds managed by certain of the Group’s Subsidiaries; those interests are classified as trading securities or available-for-sale investments.

The details of the mutual funds classified as available-for-sale are presented below:

	2017	2016
	S/000	S/000

Held-for-trading and available-for-sale investments
Mutual funds – Soles	125,056	2,741
Mutual funds – Bolivianos	77,804	88,838
Mutual funds – U.S. Dollars	40,588	38,436
Mutual funds – Colombian pesos	21,525	1,747
Mutual funds – Chilean pesos	14,267	13,501
Total	279,240	145,263

Restricted Mutual Funds	416,696	368,418